Columbia Income Opportunities Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	1,563
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		1,624
Total Communication Services		1,624
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	49,821
Total Consumer Discretionary		49,821
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	6,191
Total Industrials		6,191
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		57,636

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.2%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	1,127,881	1,060,208
Total Convertible Bonds (Cost $1,050,118)			1,060,208

Corporate Bonds & Notes 92.4%

Aerospace & Defense 1.8%
Axon Enterprise, Inc.(d)
03/15/2030	6.125%	334,000	340,670
03/15/2033	6.250%	280,000	285,727
Bombardier, Inc.(d)
04/15/2027	7.875%	390,000	390,708
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	1,111,000	1,184,840
11/15/2030	9.750%	910,000	1,008,543
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/01/2029	6.375%	4,060,000	4,139,331
03/01/2032	6.625%	3,873,000	3,967,349
01/15/2033	6.000%	1,198,000	1,195,391
Total			12,512,559
Airlines 1.1%
American Airlines, Inc.(d)
05/15/2029	8.500%	1,354,000	1,379,480
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,408,780	1,400,045
04/20/2029	5.750%	4,667,830	4,524,110
Total			7,303,635
Automotive 1.5%
Adient Global Holdings Ltd.(d)
02/15/2033	7.500%	366,000	346,830
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	815,000	715,033
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,374,000	1,398,492
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	1,430,000	1,360,817
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	836,000	811,295
11/15/2032	8.000%	2,185,000	2,088,326
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	1,292,000	1,191,966
04/23/2032	6.875%	2,907,000	2,552,267
Total			10,465,026
Banking 0.0%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	351,000	333,981
Brokerage/Asset Managers/Exchanges 1.5%
AG Issuer LLC(d)
03/01/2028	6.250%	1,204,000	1,185,991
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	3,295,000	3,390,150
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	4,004,000	4,315,863
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,548,000	1,556,469
Total			10,448,473

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	1,484,000	1,433,962
Masterbrand, Inc.(d)
07/15/2032	7.000%	410,000	410,932
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	2,578,000	2,595,305
03/01/2033	6.750%	1,376,000	1,381,252
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,521,000	1,525,042
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	476,000	482,210
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,193,525
Total			9,022,228
Cable and Satellite 4.9%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	1,435,000	1,405,110
03/01/2030	4.750%	5,761,000	5,443,917
08/15/2030	4.500%	4,631,000	4,301,942
02/01/2032	4.750%	2,306,000	2,089,616
01/15/2034	4.250%	2,065,000	1,737,571
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	465,000	413,332
DISH Network Corp.(d)
11/15/2027	11.750%	3,660,000	3,845,174
EchoStar Corp.
11/30/2029	10.750%	3,518,684	3,719,932
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,683,380
07/15/2028	4.000%	665,000	626,392
07/01/2030	4.125%	3,553,000	3,178,355
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,604,000	1,405,217
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,802,000	3,316,045
Ziggo BV(d)
01/15/2030	4.875%	896,000	822,946
Total			33,988,929
Chemicals 5.3%
Ashland LLC(d)
09/01/2031	3.375%	2,972,000	2,579,885
Avient Corp.(d)
08/01/2030	7.125%	795,000	808,351
11/01/2031	6.250%	274,000	270,837
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,843,000	1,909,495
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,740,694
Celanese US Holdings LLC
04/15/2030	6.500%	414,000	404,221
07/15/2032	6.629%	490,000	481,700
04/15/2033	6.750%	2,361,000	2,214,172
11/15/2033	6.950%	1,085,000	1,087,473
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,566,000	1,569,925
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,618,712
HB Fuller Co.
10/15/2028	4.250%	523,000	494,684
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,880,000	1,636,762
INEOS Finance PLC(d)
04/15/2029	7.500%	2,416,000	2,271,390
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	3,384,000	3,256,071
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	1,335,000	1,348,350
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,238,645
11/15/2028	9.750%	2,203,000	2,302,372
06/15/2031	7.250%	1,596,000	1,598,676
Tronox, Inc.(d)
03/15/2029	4.625%	435,000	353,400
WR Grace Holdings LLC(d)
06/15/2027	4.875%	2,965,000	2,875,688
08/15/2029	5.625%	1,425,000	1,263,252
03/01/2031	7.375%	2,461,000	2,472,388
Total			36,797,143
Construction Machinery 0.6%
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,717,916
06/15/2029	6.625%	1,280,000	1,264,399
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	379,509
03/15/2031	7.750%	980,000	1,028,071
Total			4,389,895
Consumer Cyclical Services 0.6%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	750,000	705,899
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	366,640
02/15/2029	5.625%	2,843,000	2,787,300
Total			3,859,839
Consumer Products 1.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	2,544,000	2,189,414
Newell Brands, Inc.
09/15/2027	6.375%	1,300,000	1,271,932
05/15/2030	6.375%	894,000	814,311
05/15/2032	6.625%	1,769,000	1,587,018
Newell, Inc.(f)
04/01/2026	5.700%	454,000	448,349
Opal Bidco SAS(d)
03/31/2032	6.500%	1,328,000	1,329,524
Prestige Brands, Inc.(d)
01/15/2028	5.125%	1,103,000	1,092,879
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	1,879,000	1,643,648
Total			10,377,075
Diversified Manufacturing 2.8%
Amsted Industries, Inc.(d)
03/15/2033	6.375%	343,000	345,167
Chart Industries, Inc.(d)
01/01/2030	7.500%	973,000	1,011,250
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	3,368,000	3,418,906
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,093,036
Esab Corp.(d)
04/15/2029	6.250%	833,000	844,350
Gates Corp. (The)(d)
07/01/2029	6.875%	849,000	862,769
Madison IAQ LLC(d)
06/30/2028	4.125%	368,000	351,492
Resideo Funding, Inc.(d)
09/01/2029	4.000%	3,047,000	2,805,757
07/15/2032	6.500%	1,065,000	1,055,507
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	2,409,000	2,369,170
Wesco Distribution, Inc.(d)
03/15/2033	6.375%	719,000	728,461
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	687,000	695,957
03/15/2029	6.375%	1,524,000	1,546,234
03/15/2032	6.625%	1,957,000	1,998,534
Total			19,126,590
Electric 6.0%
Alpha Generation LLC(d)
10/15/2032	6.750%	921,000	939,975
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	725,000	690,025
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,442,000	1,416,510
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,492,595
02/15/2031	3.750%	3,216,000	2,866,181
01/15/2032	3.750%	2,102,000	1,823,058
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	714,225
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,568,000	1,495,685
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	2,646,000	2,552,533
09/15/2027	4.500%	381,000	360,380
01/15/2029	7.250%	1,126,000	1,116,114
NRG Energy, Inc.(d)
06/15/2029	5.250%	3,629,000	3,585,312
07/15/2029	5.750%	152,000	151,387
02/15/2031	3.625%	1,992,000	1,789,015
02/01/2033	6.000%	806,000	797,371
11/01/2034	6.250%	615,000	613,740
PG&E Corp.
07/01/2028	5.000%	668,000	651,940
PG&E Corp.(f)
03/15/2055	7.375%	900,000	877,067
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	3,562,000	3,470,406
01/15/2030	4.750%	2,292,000	2,156,800
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	1,857,000	1,850,878
02/15/2027	5.625%	1,270,000	1,268,827
10/15/2031	7.750%	3,612,000	3,820,237
04/15/2032	6.875%	1,003,000	1,039,673
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	1,108,000	1,112,344
03/15/2033	8.625%	2,755,000	2,753,646
Total			41,405,924

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.5%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	276,265
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,092,357
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	1,735,000	1,774,577
Total			3,143,199
Finance Companies 4.3%
GGAM Finance Ltd.(d)
04/15/2029	6.875%	331,000	338,158
03/15/2030	5.875%	2,020,000	2,006,310
Navient Corp.
06/25/2025	6.750%	2,470,000	2,473,608
03/15/2029	5.500%	746,000	706,690
03/15/2031	11.500%	938,000	1,045,903
08/01/2033	5.625%	2,843,000	2,435,718
OneMain Finance Corp.
05/15/2029	6.625%	2,534,000	2,544,044
03/15/2030	7.875%	2,255,000	2,332,078
09/15/2030	4.000%	914,000	809,644
05/15/2031	7.500%	1,301,000	1,320,684
11/15/2031	7.125%	548,000	550,312
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,525,000	2,593,802
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,761,000	2,498,350
10/15/2033	4.000%	4,772,000	4,128,060
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	150,999
United Wholesale Mortgage LLC(d)
11/15/2025	5.500%	675,000	671,851
06/15/2027	5.750%	770,000	759,598
04/15/2029	5.500%	1,216,000	1,179,153
UWM Holdings LLC(d)
02/01/2030	6.625%	1,152,000	1,141,489
Total			29,686,451
Food and Beverage 1.6%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,851,281
06/15/2030	6.000%	1,342,000	1,338,313
Performance Food Group, Inc.(d)
09/15/2032	6.125%	739,000	741,737
Post Holdings, Inc.(d)
02/15/2032	6.250%	2,416,000	2,436,989
10/15/2034	6.250%	827,000	821,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/30/2029	4.375%	761,000	721,879
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	2,728,000	2,534,623
US Foods, Inc.(d)
01/15/2032	7.250%	809,000	847,116
Total			11,293,388
Gaming 3.0%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	876,411
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	1,370,000	1,403,784
02/15/2032	6.500%	2,442,000	2,455,439
10/15/2032	6.000%	1,242,000	1,170,807
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	887,388
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,360,000	1,374,225
International Game Technology PLC(d)
04/15/2026	4.125%	1,252,000	1,235,282
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	949,000	975,437
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	1,822,000	1,725,361
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	2,355,000	2,067,976
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	2,289,000	2,262,682
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	3,261,000	3,110,915
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,338,511
Total			20,884,218
Health Care 6.1%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	352,368
04/15/2029	5.000%	3,015,000	2,849,755
03/15/2033	7.375%	764,000	764,903
Avantor Funding, Inc.(d)
11/01/2029	3.875%	3,787,000	3,497,085
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,434,061
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	841,045
03/15/2029	3.750%	923,000	845,272
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	965,000	940,909
05/15/2030	5.250%	2,465,000	2,103,877
02/15/2031	4.750%	244,000	201,466
01/15/2032	10.875%	786,000	811,811
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,217,876
DaVita, Inc.(d)
06/01/2030	4.625%	880,000	818,410
IQVIA, Inc.(d)
05/15/2027	5.000%	731,000	725,209
05/15/2030	6.500%	702,000	713,340
LifePoint Health, Inc.(d)
10/15/2030	11.000%	50,000	54,759
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,523,000	1,535,100
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	2,657,000	2,478,516
10/01/2029	5.250%	5,079,000	4,826,158
Select Medical Corp.(d)
12/01/2032	6.250%	1,720,000	1,707,990
Star Parent, Inc.(d)
10/01/2030	9.000%	3,793,000	3,837,437
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,765,655
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,042,400
Tenet Healthcare Corp.
02/01/2027	6.250%	4,268,000	4,265,630
01/15/2030	4.375%	2,104,000	1,995,008
Total			42,626,040
Independent Energy 5.1%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,468,000	1,364,027
03/15/2032	7.375%	1,564,000	1,348,601
Civitas Resources, Inc.(d)
11/01/2030	8.625%	2,501,000	2,415,908
CNX Resources Corp.(d)
01/15/2029	6.000%	1,450,000	1,404,229
03/01/2032	7.250%	999,000	998,821
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	5,914,000	5,777,310
Comstock Resources, Inc.(d)
03/01/2029	6.750%	750,000	711,732
01/15/2030	5.875%	434,000	393,260
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	1,113,000	1,130,858
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	2,895,000	2,805,133
02/01/2029	5.750%	2,565,000	2,398,337
11/01/2033	8.375%	969,000	922,376
02/15/2035	7.250%	2,496,000	2,178,863
Matador Resources Co.(d)
04/15/2028	6.875%	872,000	867,106
04/15/2032	6.500%	1,427,000	1,373,947
04/15/2033	6.250%	891,000	837,089
Permian Resources Operating LLC(d)
04/15/2027	8.000%	928,000	943,802
01/15/2032	7.000%	1,901,000	1,915,786
02/01/2033	6.250%	955,000	933,279
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,459,104
07/15/2028	6.500%	741,000	710,185
SM Energy Co.(d)
08/01/2029	6.750%	937,000	875,889
08/01/2032	7.000%	1,647,000	1,518,673
Total			35,284,315
Leisure 3.2%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,680,000	1,599,405
Carnival Corp.(d)
08/15/2029	7.000%	1,358,000	1,417,467
03/15/2030	5.750%	1,628,000	1,618,707
02/15/2033	6.125%	1,597,000	1,582,595
Cinemark USA, Inc.(d)
07/15/2028	5.250%	941,000	925,020
08/01/2032	7.000%	549,000	561,566
NCL Corp., Ltd.(d)
02/01/2032	6.750%	1,517,000	1,481,085
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	400,000	394,160
09/30/2031	5.625%	1,373,000	1,363,547
03/15/2032	6.250%	684,000	694,616
02/01/2033	6.000%	1,780,000	1,784,890
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,737,000	2,774,877
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	2,079,000	2,098,063
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,108,000	1,122,175
Viking Cruises Ltd.(d)
07/15/2031	9.125%	2,166,000	2,315,894
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	799,884
Total			22,533,951

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.5%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	758,000	760,102
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	955,000	830,868
01/15/2032	6.625%	1,936,000	1,900,769
Total			3,491,739
Media and Entertainment 3.1%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	668,000	692,466
04/01/2030	7.875%	1,795,000	1,796,808
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	2,887,000	2,808,010
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	1,375,000	1,405,348
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,138,159
03/15/2030	4.625%	3,133,000	2,901,920
02/15/2031	7.375%	3,498,000	3,668,220
Roblox Corp.(d)
05/01/2030	3.875%	3,286,000	3,038,651
Snap, Inc.(d)
03/01/2033	6.875%	2,088,000	2,084,634
Univision Communications, Inc.(d)
08/15/2028	8.000%	722,000	702,044
06/30/2030	7.375%	1,399,000	1,275,341
Total			21,511,601
Metals and Mining 3.1%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	774,000	797,317
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	575,872
10/01/2031	5.125%	1,499,000	1,418,998
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	578,000	560,089
Constellium SE(d)
04/15/2029	3.750%	5,063,000	4,648,820
08/15/2032	6.375%	1,657,000	1,630,576
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	4,310,000	4,295,384
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	2,861,078
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,409,331
01/30/2030	4.750%	2,112,000	1,961,427
08/15/2031	3.875%	735,000	634,229
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis, Inc.(d)
01/30/2030	6.875%	554,000	562,079
Total			21,355,200
Midstream 5.6%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,171,544
CNX Midstream Partners LP(d)
04/15/2030	4.750%	3,501,000	3,225,936
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,486,000	3,581,947
DT Midstream, Inc.(d)
06/15/2031	4.375%	1,729,000	1,595,134
Hess Midstream Operations LP(d)
03/01/2028	5.875%	510,000	510,863
10/15/2030	5.500%	417,000	407,317
ITT Holdings LLC(d)
08/01/2029	6.500%	235,000	214,834
NuStar Logistics LP
06/01/2026	6.000%	1,402,000	1,402,114
04/28/2027	5.625%	3,054,000	3,043,856
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	562,000	571,914
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,544,245
05/01/2032	7.250%	1,418,000	1,469,049
07/01/2033	6.250%	2,113,000	2,110,857
TransMontaigne Partners LLC(d)
06/15/2030	8.500%	2,469,000	2,484,639
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	3,152,000	2,835,023
11/01/2033	3.875%	4,814,000	4,059,725
Venture Global LNG, Inc.(d),(f),(g)
	9.000%	3,363,000	2,882,376
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,214,291
01/15/2030	7.000%	1,075,000	1,012,894
02/01/2032	9.875%	898,000	913,247
Venture Global Plaquemines LNG LLC(d)
05/01/2033	7.500%	848,000	870,445
05/01/2035	7.750%	848,000	870,792
Total			38,993,042
Oil Field Services 1.6%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	936,000	930,197
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	692,000	703,241
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(d)
05/15/2027	7.375%	1,051,000	991,107
01/31/2030	9.125%	1,901,000	1,724,996
08/15/2031	8.875%	1,746,000	1,183,558
Noble Finance II LLC(d)
04/15/2030	8.000%	1,055,000	1,004,112
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,023,308	1,009,270
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,726,952	2,701,157
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	718,000	724,775
Total			10,972,413
Other Industry 0.3%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	707,293
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	702,266
04/15/2030	6.625%	404,000	411,910
Total			1,821,469
Other REIT 2.0%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,215,000	1,209,912
02/01/2027	4.250%	2,888,000	2,815,663
07/15/2031	7.000%	1,290,000	1,331,979
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,840,000	1,797,835
05/15/2029	4.875%	1,134,000	1,061,885
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	446,247
04/01/2032	6.500%	1,211,000	1,207,821
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	950,801
Service Properties Trust
06/15/2029	8.375%	778,000	756,436
Service Properties Trust(d)
11/15/2031	8.625%	1,807,000	1,916,963
XHR LP(d)
05/15/2030	6.625%	454,000	447,773
Total			13,943,315
Packaging 2.0%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	3,567,000	3,097,861
Canpack SA/US LLC(d)
11/15/2029	3.875%	2,508,000	2,296,842
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	2,000,000	2,060,436
04/15/2032	6.750%	1,599,000	1,635,804
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	4,825,000	4,774,965
Total			13,865,908
Pharmaceuticals 1.6%
1261229 BC Ltd.(d)
04/15/2032	10.000%	3,193,000	3,128,758
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	2,006,000	1,627,739
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	3,321,000	3,091,912
Jazz Securities DAC(d)
01/15/2029	4.375%	1,100,000	1,044,468
Organon Finance 1 LLC(d)
04/30/2028	4.125%	1,042,000	982,890
04/30/2031	5.125%	1,660,000	1,392,603
Total			11,268,370
Property & Casualty 3.6%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	2,642,000	2,551,029
04/15/2028	6.750%	4,065,000	4,090,371
01/15/2031	7.000%	734,000	744,579
10/01/2031	6.500%	1,649,000	1,646,799
AmWINS Group, Inc.(d)
02/15/2029	6.375%	2,324,000	2,349,934
Ardonagh Finco Ltd.(d),(h)
02/15/2031	7.750%	1,821,000	1,861,976
Ardonagh Group Finance Ltd.(d)
02/15/2032	8.875%	813,000	828,998
HUB International Ltd.(d)
01/31/2032	7.375%	1,365,000	1,406,364
HUB International, Ltd.(d)
06/15/2030	7.250%	4,500,000	4,667,222
Lumbermens Mutual Casualty Co.(d),(i)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Lumbermens Mutual Casualty Co.(i)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	2,629,000	2,698,393

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty LLC(d)
08/01/2032	5.875%	1,851,000	1,831,526
Total			24,691,836
Railroads 0.7%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,370,005
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,611,000	2,608,699
Total			4,978,704
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,195,000	1,215,883
09/15/2029	5.625%	1,195,000	1,192,510
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	1,515,000	1,405,239
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,797,184
Total			5,610,816
Retailers 1.7%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	533,833
02/15/2032	5.000%	567,000	516,591
Belron UK Finance PLC(d)
10/15/2029	5.750%	732,000	730,433
Cougar JV Subsidiary LLC(d)
05/15/2032	8.000%	554,000	575,125
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	629,965
01/15/2030	6.375%	486,000	491,945
Hanesbrands, Inc.(d)
02/15/2031	9.000%	1,022,000	1,059,579
L Brands, Inc.
06/15/2029	7.500%	385,000	394,857
L Brands, Inc.(d)
10/01/2030	6.625%	1,645,000	1,674,915
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,615,753
08/01/2031	8.250%	1,005,000	1,052,449
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	799,045
PetSmart, Inc./Finance Corp.(d)
02/15/2029	7.750%	1,607,000	1,498,741
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	427,000	394,450
Total			11,967,681
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	849,000	792,626
Technology 10.1%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	2,101,000	2,137,516
Block, Inc.(d)
05/15/2032	6.500%	2,384,000	2,438,102
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	1,511,000	1,330,722
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	1,597,000	1,372,651
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	2,522,000	2,381,606
07/01/2029	4.875%	3,085,000	2,807,464
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,797,000	2,820,191
06/30/2032	8.250%	3,372,000	3,519,448
Ellucian Holdings, Inc.(d)
12/01/2029	6.500%	674,000	675,298
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,519,888
06/15/2030	5.950%	3,129,000	3,115,090
Gen Digital, Inc.(d)
04/01/2033	6.250%	1,171,000	1,168,225
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	2,623,000	2,766,121
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,905,000	2,744,592
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,501,831
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	2,245,000	2,177,183
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	824,000	741,166
05/30/2029	9.500%	3,430,000	3,341,150
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	390,000	364,911
Iron Mountain, Inc.(d)
01/15/2033	6.250%	755,000	753,403
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	3,217,000	3,464,170
NCR Corp.(d)
10/01/2028	5.000%	1,257,000	1,217,835
04/15/2029	5.125%	1,261,000	1,214,482
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	2,866,000	2,549,537
Picard Midco, Inc.(d)
03/31/2029	6.500%	5,669,000	5,672,731
Seagate HDD
12/15/2029	8.250%	809,000	867,637
07/15/2031	8.500%	898,000	960,801
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,333,948
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	2,153,000	2,124,736
08/15/2032	6.750%	861,000	873,270
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	1,059,000	1,075,127
Synaptics, Inc.(d)
06/15/2029	4.000%	1,559,000	1,443,163
UKG, Inc.(d)
02/01/2031	6.875%	1,493,000	1,537,127
WEX, Inc.(d)
03/15/2033	6.500%	870,000	846,373
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,233,035
Total			70,090,530
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(d)
01/15/2030	8.250%	929,000	926,819
02/15/2031	8.000%	1,223,000	1,211,994
Total			2,138,813
Wireless 1.1%
SBA Communications Corp.
02/15/2027	3.875%	740,000	724,704
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,829,180
07/15/2031	4.750%	3,314,000	2,911,857
04/15/2032	7.750%	1,217,000	1,227,398
Total			7,693,139
Wirelines 1.5%
Fibercop SpA(d)
07/18/2036	7.200%	233,000	227,521
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	2,256,000	2,361,193
03/15/2031	8.625%	1,278,000	1,355,529
Iliad Holding SAS(d)
10/15/2028	7.000%	2,192,000	2,218,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(d)
04/15/2031	8.500%	935,000	986,209
04/15/2032	7.000%	993,000	1,005,823
Optics Bidco SpA(d)
06/04/2038	7.721%	802,000	798,542
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,776,000	1,821,007
Total			10,774,071
Total Corporate Bonds & Notes (Cost $652,009,232)			641,444,132

Foreign Government Obligations(j) 0.9%

Canada 0.9%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	1,151,000	1,150,956
11/15/2028	8.500%	2,744,000	2,889,762
02/15/2030	9.000%	1,637,000	1,753,403
12/01/2031	7.000%	686,000	709,636
Total			6,503,757
Total Foreign Government Obligations (Cost $6,324,502)			6,503,757

Senior Loans 2.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
Ineos US Finance LLC(h),(k),(l)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.572%	1,110,000	1,036,185
Consumer Cyclical Services 0.3%
8th Avenue Food & Provisions, Inc.(k),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.186%	4,751	4,466
Arches Buyer, Inc.(k),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.672%	2,338,893	2,288,607
Total			2,293,073
Property & Casualty 0.4%
Broadstreet Partners, Inc.(h),(k),(l)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.322%	2,620,638	2,606,119

Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.6%
Hanesbrands, Inc.(k),(l)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.072%	304,572	301,274
PetSmart LLC(k),(l)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.172%	3,602,618	3,544,075
Total			3,845,349
Technology 1.5%
Ascend Learning LLC(k),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.322%	4,005,130	3,953,624
ION Trading Finance Ltd.(h),(k),(l)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.799%	456,964	443,063
McAfee Corp.(h),(k),(l)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.329%	1,150,000	1,076,688
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(k),(l)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.320%	5,212,603	5,192,013
Total			10,665,388
Total Senior Loans (Cost $20,649,592)			20,446,114

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(m),(n)	23,487,229	23,480,183
Total Money Market Funds (Cost $23,476,886)		23,480,183
Total Investments in Securities (Cost: $706,701,477)		692,992,030
Other Assets & Liabilities, Net		1,236,929
Net Assets		694,228,959
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2025, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $591,700,040, which represents 85.23% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(g)	Perpetual security with no specified maturity date.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents a security in default.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)
The stated interest rate represents the weighted average interest rate at April 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(m)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Columbia Income Opportunities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	19,904,041	156,203,208	(152,625,771)	(1,295)	23,480,183	(3,310)	678,719	23,487,229
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Income Opportunities Fund  | 2025

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3QT164_07_R01_(06/25)